Related Party Transactions (Details) (USD $)	0 Months Ended		0 Months Ended		0 Months Ended		1 Months Ended	8 Months Ended			12 Months Ended
	Oct. 17, 2012	Dec. 31, 2012	Feb. 15, 2013 Linn Energy, LLC [Member]	Jan. 24, 2013 Linn Energy, LLC [Member]	Feb. 15, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Oct. 17, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Nov. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Jan. 24, 2013 Linn Energy, LLC [Member] LinnCo [Member]	Apr. 30, 2012 Linn Energy, LLC [Member] LinnCo [Member]	Dec. 31, 2012 Linn Energy, LLC [Member] Director [Member]
Related Party Transaction [Line Items]
Capital contributed by LINN for share purchase		$ 1,000								$ 1,000
Initial public offering, proceeds	1,200,000,000					1,200,000,000
Ownership percentage		15.00%						15.00%		100.00%
Units of LINN Energy acquired	34,787,500					34,787,500
General and administrative expenses paid on behalf of related party								1,000,000
Offering costs paid on behalf of related party								3,000,000
Distribution paid during period			170,000,000		25,000,000		25,000,000
Per unit cash dividend paid (in dollars per unit)				$ 0.725					$ 0.725
Related Party Transaction, Amounts of Transaction								$ 772,000			$ 21,000,000